Performance Management	Nov. 14, 2025
Class A Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class A Shares | Government Obligations Fund | Government Obligations Fund - Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[1]
Class A Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.22%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class A Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[2]
Class A Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	0.74%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class A Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	1.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[3]
Class A Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended June 30, 2024	1.20%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class A Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.74%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.20%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[4]
Class A Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class A Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[5]
Class D Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.22%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class D Shares | Government Obligations Fund | Government Obligations Fund - Class D
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[6]
Class D Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended March 31, 2024	1.19%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class D Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class D
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.19%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[7]
Class D Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.22%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class D Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[8]
Class P Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class P shares which was adopted by the Class P shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class P Shares | Government Obligations Fund | Government Obligations Fund - Class P
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[9]
Class P Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class P shares which was adopted by the Class P shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class P Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class P
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[10]
Class T Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.27%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class T Shares | Government Obligations Fund | Government Obligations Fund - Class T
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[11]
Class T Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.31%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class T Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[12]
Class T Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	0.83%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class T Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	1.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[13]
Class T Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund's operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.27%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class T Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class T
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.01%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[14]
Class T Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.27%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class T Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[15]
Class T Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.30%
Worst Quarter:	Quarter ended March 31, 2022*	(0.01)%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class T Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022	[16]
Class U Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class U shares which was adopted by the Class U shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.34%

Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class U Shares | Government Obligations Fund | Government Obligations Fund - Class U
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.23%
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022	[17]
Class V Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.29%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class V Shares | Government Obligations Fund | Government Obligations Fund - Class V
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[18]
Class V Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class V Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[19]
Class V Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	0.86%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class V Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	1.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[20]
Class V Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.29%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class V Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class V
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[21]
Class V Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.30%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class V Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.05%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[22]
Class V Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended March 31, 2022*	(0.01)%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.co
Performance Availability Phone [Text]	800-677-3863
Class V Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.12%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022	[23]
Class X Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual returns over the time periods indicated
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended March 31, 2022*	0.01%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class X Shares | Government Obligations Fund | Government Obligations Fund - Class X
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022	[24]
Class X Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.37%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class X Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[25]
Class X Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.33%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class X Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class X
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[26]
Class X Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund's performance. Because Class X Shares have not been in operation for a full calendar year as of the date of this prospectus, performance is shown for Class A Shares of the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class X Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class X
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[27]
Class Y Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.26%

Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Y Shares | Government Obligations Fund | Government Obligations Fund - Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022	[28]
Class Y Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.29%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[29]
Class Y Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	0.82%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24	[30]
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Y Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	1.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[31]
Class Y Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.26%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Y Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[32]
Class Y Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.26%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Y Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	2.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[33]
Class Y Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.30%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Y Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.01%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022	[34]
Class Z Shares | Government Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund's operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.32%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Z Shares | Government Obligations Fund | Government Obligations Fund - Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[35]
Class Z Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.36%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Z Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[36]
Class Z Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	0.88%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Z Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	1.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[37]
Class Z Shares | Treasury Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.32%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Z Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[38]
Class Z Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.32%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Z Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021	[39]
Class Z Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800-677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc., a Minnesota corporation (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”), effectuating the redomiciliation of the Predecessor Fund from the State of Minnesota to the Commonwealth of Massachusetts. As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	Quarter ended December 31, 2023	1.35%
Worst Quarter:	Quarter ended December 31, 2020*	0.00%
*	Most recent quarter with this return during the period of the chart.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
Performance Availability Website Address [Text]	www.firstamericanfunds.com
Performance Availability Phone [Text]	800-677-3863
Class Z Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return for the period 1/1/2025 through 9/30/2025
Bar Chart, Year to Date Return	3.20%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020	[40]

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[30]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
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